INVESTMENTS, DEBT AND DERIVATIVES	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
INVESTMENTS, DEBT AND DERIVATIVES	INVESTMENTS, DEBT AND DERIVATIVES
INVESTMENTS AND DERIVATIVES
The Company holds the following investments and derivatives assets as of December 31:

	Carrying value
	2024	2023

At fair value
Other investments	30	41
	30	41

At amortized cost
Security deposits and cash collateral	117	103
Bank deposits	2	3
Other investments	273	339
	392	445

Total investments and derivatives	422	486
Non-current	65	53
Current	357	433

Security deposits and cash collateral
Security deposits and cash collateral measured at amortized cost mainly consist of restricted bank deposits of US$32 (2023: US$39) and restricted cash of US$63 (2023: US$57) which are mainly held at our banking operations in Pakistan and our operating company in Ukraine.
Other Investments
Other investments at fair value are measured at fair value through other comprehensive income and relate to investments held in Pakistan US$4 (2023: US$11) and Bangladesh US$26 (2023: US$30). As a result of revaluations, a US$11 loss was recorded during the year.
Other investments at amortized cost include a US$69 (2023: US$64) loan granted by VIP Kazakhstan Holding AG to minority shareholder Crowell Investments Limited, US$30 (2023: US$150) sovereign bonds held by our operating company in Ukraine, US$100 (2023: nil) related to deferred purchase consideration for the sale of the Company’s stake in TNS+ (refer to Note 11 for further details) and US$27 (2023: US$3) investment in Pakistan sovereign bonds and US$42 (2023: US$26) short term lending at our banking operations in Pakistan. In 2023, Other investments at amortized cost also included the deferred receivable related to the sale of Russia of US$72.
DEBT AND DERIVATIVES
The Company holds the following outstanding debt and derivatives liabilities as of December 31:

	Carrying value
	2024	2023

At fair value
Derivatives not designated as hedges	—	1
	—	1

At amortized cost
Borrowing, of which	3,348	3,708
i) Principal amount outstanding	3,265	3,560
ii) Other Borrowings	83	148
Interest accrued	57	83
Discounts, unamortized fees	(12)	(6)
Bank loans and bonds	3,393	3,785

Lease liabilities	1,030	977
Other financial liabilities	271	393
	4,694	5,155

Total debt and derivatives	4,694	5,156
Non-current	3,028	3,464
Current	1,666	1,692

Other borrowings includes long-term capex accounts payables US$83 (2023: US$88), deferred consideration of US$ nil (2023: US$72) related to the sale of Russian operations and its related foreign currency exchange gain of US$ nil (2023: US$12).
Bank loans and bonds
The Company had the following principal amounts outstanding for interest-bearing bank loans, bonds and long term payables classified as borrowings at December 31:

						Principal amount outstanding
Borrower	Type of debt	Guarantor	Currency	Interest rate	Maturity	2024	2023

VEON Holdings B.V.	Revolving Credit Facility	None	USD	SOFR + 1.50%	2024	—	692
VEON Holdings B.V.	Revolving Credit Facility	None	USD	SOFR + 1.50%	2024	—	363
VEON Holdings B.V.*	Notes	None	USD	4.00%	2025	472	556
VEON Holdings B.V.	Notes	None	RUB	6.30%	2025	77	102
VEON Holdings B.V.	Notes	None	RUB	6.50%	2025	—	37
VEON Holdings B.V.	Notes	None	RUB	8.13%	2026	—	15
VEON Holdings B.V.**	Notes	None	USD	3.38%	2027	1,014	1,093
VEON Holdings B.V.	Legacy notes, no payments due, subject to potential conversion	None	USD	4.00%	2025	24	—
VEON Holdings B.V.	Legacy notes, no payments due, subject to potential conversion	None	RUB	6.30%	2025	12	—
VEON Holdings B.V.	Legacy notes, no payments due, subject to potential conversion	None	USD	3.38%	2027	69	—
PMCL	Short-term Loan	None	PKR	3M KIBOR - 3.00%	Feb-Mar 2025	108	—
PMCL	Short-term Loan	None	PKR	6M KIBOR - 3.00%	May-Jun 2025	194	—
PMCL	Notes	None	PKR	3M KIBOR - 0.10%	Apr 2025	54	—
PMCL	Loan	None	PKR	6M KIBOR +0.55%	2026	87	128
PMCL	Loan	None	PKR	6M KIBOR + 0.55%	2028	47	53
PMCL	Loan	None	PKR	3M KIBOR + 0.60%	2031	180	178
PMCL	Loan	None	PKR	6M KIBOR +0.60%	2032	143	142
PMCL	Loan	None	PKR	6M KIBOR +0.60%	2034	232	—
PMCL	Loan	None	PKR	6M KIBOR +0.60%	2034	54	—
PMCL	Other	None	PKR			25	—
Banglalink	Loan	None	BDT	Average bank deposit rate + 4.25%	2027	53	81
Banglalink	Loan	None	BDT	7.00% to 12.00%	2028	56	46
Banglalink	Other	None				105	—
KaR-Tel	Loan	None	KZT	17.25% - 18.50%	2026	26	22
KaR-Tel	Loan	None	KZT	15.50% - 16.50%	2029	40	—
KaR-Tel	Other	None				61	—
Unitel LLC	Loan	None	UZS	20.00% to 22.00%	2027	29	12
Unitel LLC	Loan	None	UZS	25.80%	2026	15	—
Unitel LLC	Other					77	—

	Other bank loans and borrowings					94	187

	Total bank loans and bonds ***					3,348	3,707
*As of the date of this Annual Report on Form 20-F, such notes have been repaid.
** As a result of the consent solicitation in January 2025, which went into effect on April 8, 2025, the current issuer of the these notes is VEON MidCo B.V.
***Such total does not reflect the US$210 term loan signed in March 2025. The borrower under the loan is VEON MidCo. Following the demerger of VEON Holdings and after the June 2024 maturities, the obligor under outstanding group debt obligations will be VEON MidCo. B.V. given the listing of our Ukrainian operations is contemplated to be at parent entity of VEON Holdings B.V.
SIGNIFICANT CHANGES IN DEBT AND DERIVATIVES
Reconciliation of cash flows from financing activities

	Bank loans and bonds	Lease liabilities	Total

Balance as of January 1, 2023	6,764	806	7,570

Cash flows
Proceeds from borrowings, net of fees paid	194	—	194
Repayment of debt	(964)	(147)	(1,111)
Interest paid	(370)	(119)	(489)

Non-cash movements
Interest and fee accruals	355	112	467
Lease additions, disposals, impairment and modifications	171	430	601
Foreign currency translation	(276)	(77)	(353)
Reclassification related to bank loans and bonds *	(2,064)	—	(2,064)
Other non-cash movements	(25)	(28)	(53)

Balance as of December 31, 2023	3,785	977	4,762

Cash flows
Proceeds from borrowings, net of fees paid	955	—	955
Repayment of debt	(1,333)	(150)	(1,483)
Interest paid	(314)	(117)	(431)

Non-cash and other non financing movements
Interest and fee accruals	346	119	465
Lease additions, disposals, impairment and modifications	—	295	295
Held for sale - Note 11	(3)	—	(3)
Foreign currency translation	(32)	(68)	(100)
Reclassification related to bank loans and bonds *	4	—	4
Other non-cash/ other non financing movements	(15)	(26)	(41)

Balance as of December 31, 2024	3,393	1,030	4,423
*This primarily relates to the purchase of VEON group debt, refer to discussion below.
FINANCING ACTIVITIES 2024
Banglalink Digital Communications Ltd. ("BDCL") syndicated credit facility
BDCL utilized the remaining BDT 3 billion (US$27) under its existing syndicated credit facility of BDT 8 billion (US$73) during January 2024 and February 2024.
VEON Holdings B.V. Revolving Credit Facility ("RCF")
During February 2024, the Company repaid US$250 of RCF commitments due to mature in March 2024. In March 2024, the Company repaid the remaining amount US$805, originally due in March 2025 and cancelled the RCF.
Issuance of PKR Sukuk bond by Pakistan Mobile Communication Limited ("PMCL")
In April 2024, PMCL issued a short term PKR sukuk bond of PKR 15 billion (US$52) and issued second short-term PKR sukuk bond of PKR 15 billion (US$54) in October 2024 having a maturity of six months for both the bonds. The proceeds of second issuance were used to refinance the first issuance. The coupon rate was three months Karachi Interbank Offered Rate (KIBOR) plus 25 bps and three months KIBOR minus 10 bps per annum respectively.
Pakistan Mobile Communication Limited ("PMCL") syndicated credit facility
In May 2024, PMCL secured a syndicated credit facility of up to PKR 75 billion (US$270) including green shoe option of PKR 15 billion (US$54)with a tenor of 10 years. PMCL utilized PKR 65 billion (US$232) from this facility through drawdowns in May, June and July 2024.
PMCL bilateral credit facilities
In May 2024, PMCL utilized PKR 15 billion (US$54) from three bilateral ten years credit facilities of PKR 5 billion (US$18) each from different banks.
VEON Holdings B.V. consent solicitations to noteholders
In April 2024, VEON Holdings B.V. (“VEON Holdings”) launched a consent solicitation process to its noteholders, seeking their consent for certain proposals regarding its notes. The most notable proposals were to extend the deadline for the provision of audited consolidated financial statements of VEON Holdings for the years ended December 31, 2023 and December 31, 2024 on a reasonable best efforts basis to
December 31, 2024 and December 31, 2025, respectively, and to halt further payments of principal or interest on the notes of the relevant series that remain outstanding and were not exchanged.
Consent was achieved on the April 2025, June 2025 and November 2027 notes and VEON Holdings subsequently issued new notes with identical maturities to the April 2025, June 2025 and November 2027 notes (any such new notes, the "New Notes") to the noteholders who participated in the consent process and tendered the original notes (“Old Notes”) which were exchanged for the New Notes and subsequently (economically) canceled. For the September 2025 and September 2026 notes, VEON Holdings was unable to achieve consent and executed an early redemption and fully repaid notes on June 18, 2024. The aggregate cash outflow including premium was RUB 5 billion (US$53).
VEON Holdings has continued and will need to continue to provide the remaining holders of Old Notes maturing in April 2025, June 2025 and November 2027 further opportunities to exchange their Old Notes into corresponding New Notes maturing in April 2025, June 2025 and November 2027, respectively.
As of December 31, 2024, US$1,563 of New Notes due April 2025, June 2025 and November 2027 were outstanding and there were US$105 of remaining Old Notes subject to potential conversion to New Notes.
VEON Holdings is not required to make any further principal or coupon payments under the Old Notes.
On November 21, 2024, the Company delivered the audited consolidated financial statements for the year ended December 31, 2023, of its subsidiary, VEON Holdings, to the holders of the outstanding notes of VEON Holdings, ahead of the extended (best efforts) deadline of December 31, 2024 granted by noteholders in the consent solicitation process.
Sale of Russian operations deferred consideration settlement
On October 9, 2023, VEON announced the completion of its exit from Russia and closing of the sale of its Russian operations. Upon completion of the sale, control of VimpelCom was transferred to the buyer. Additionally, the agreed amount of the bonds of VEON Holdings acquired by PJSC VimpelCom, representing an aggregate total nominal value of US$1,576 were transferred to Unitel LLC (a wholly owned subsidiary of the Company) and offset against the purchase consideration of RUB130 billion (approximately US$1,294 on October 9, 2023).
The remaining US$72 equivalent bonds were transferred to Unitel LLC, a wholly owned subsidiary of VEON Holdings B.V., upon receipt of the OFAC license in June 2024, to offset the remaining deferred purchase price for PJSC VimpelCom in July 2024. VEON had a US$11 receivable related to the sale of towers in Russia recognized in prior periods that was also assigned to the Company as part of the sale transaction that was settled in October 2024.
KaR-Tel Limited Liability Partnership credit facilities
On September 25, 2024 KaR-Tel Limited Liability Partnership ("KaR-Tel") signed a new bilateral credit facility with JSC Nurbank of KZT 21 billion (US$42) with a maturity of 5 years. The interest rate on this facility is National Bank of Kazakhstan base rate plus 1.25%, with the interest being fixed until maturity for each tranche drawn under the facility. Kar-Tel fully utilized the facility.
Unitel LLC credit facility
On September 6, 2024 Unitel LLC signed a new credit facility agreement with Hamkor Bank for UZS 200 billion (US$15) with a maturity of 2 years and an interest rate of 25.80% per annum. Unitel LLC fully utilized the facility.
On October 7, 2024 Unitel LLC signed a new credit facility agreement with JSC “National Bank for Foreign Economic Activity of the Republic of Uzbekistan” for UZS 191 billion (US$14) with a maturity of 2 years and an interest rate of 22% per annum. During November 2024, Unitel LLC utilized the full amount from this facility.
Banglalink Digital Communications Ltd. ("BDCL") short term credit facilities
During 2024, Banglalink utilized BDT 15 billion (US$129) under various short-term facilities from different local banks.
Pakistan Mobile Communication Limited ("PMCL") short term credit facilities
During November 2024, PMCL signed new short-term facilities of PKR 84 billion (US$302) with different local banks and utilized the facilities in full during December 2024. The tenure of these facilities ranges from three to six months. The interest rate is three or six months Karachi Interbank Offered Rate (KIBOR) minus 300 bps per annum.
FINANCING ACTIVITIES 2023
VEON’s Scheme of arrangement
Following the announcement made by VEON on November 24, 2022 to launch a scheme of arrangement to extend the maturity of the 2023 Notes (the 5.95% notes due February 2023 and 7.25% notes due April 2023), the initial proposed scheme was amended on January 11, 2023 and on January 24, 2023, the Scheme Meeting was held and the amended Scheme was approved by 97.59% of the Scheme creditors present and voting.
On January 30, 2023, VEON announced that the Scheme Sanction Hearing had taken place, at which the Court made an order sanctioning the Scheme in respect of VEON Holdings’ 2023 Notes (the “Order”). On January 31, 2023, VEON confirmed that the Order had been delivered to the Registrar of Companies. The amendments to the 2023 Notes were subject to the receipt of relevant licenses to become effective, at which time the maturity dates of the February 2023 and April 2023 notes would be amended to October and December 2023, respectively.
On April 3, 2023, VEON announced that each of the conditions had been satisfied in accordance with the terms of the Scheme, including receipt of all authorizations and/or licenses necessary to implement the amendments to the 2023 Notes (as set out in the Scheme). On April 4, 2023, the Scheme became effective.
Pursuant to the amendments, Noteholders were entitled to payment of an amendment fee of 200bps payable on the 2023 Notes outstanding on their respective amended maturity dates and a put right was granted requiring VEON Holdings to repurchase 2023 Notes held by 2023 Noteholders exercising such right, at a purchase price of 102% of the principal amount (“2023 Put Option”), together with accrued and unpaid interest. The 2023 Put Option closed on April 19, 2023 with holders of US$165 of the October 2023 Notes and holders of US$294 of the December 2023 Notes exercising the 2023 Put Option. The aggregate put option premium paid was US$9. The 2023 Put Option was settled on April 26, 2023. The remaining October 2023 notes were repaid at maturity including an amendment fee of US$1. The notes maturing in December 2023 were called earlier and repaid on September 27, 2023, including an amendment fee of US$1.
Purchase of VEON Group Debt
During the year ended December 31, 2023, VimpelCom independently purchased US$2,140 equivalent of VEON Holdings B.V. Notes in order to satisfy certain Russian regulatory obligations. Upon such purchase by VimpelCom, these Notes were reclassified to intercompany debt with an equivalent reduction in gross debt for VEON Group. Out of these Notes, US$1,576 equivalent Notes were offset against the purchase price and any notes outstanding at closing were transferred to a wholly owned subsidiary of VEON Holdings B.V. and US$406 equivalent Notes were settled at maturity, while US$72 equivalent of VEON Holding B.V. Notes were held by VimpelCom as deferred consideration pending the receipt of an amended OFAC license. Upon receipt of the license, these remaining US$72 equivalent Notes were transferred to the wholly owned subsidiary of VEON Holdings B.V. to offset the remaining deferred purchase price for VimpelCom. This was completed early July 2024. As of December 31, 2023, US$1,005 of the notes transferred to Unitel LLC (wholly owned subsidiary) remained outstanding.
VEON US$1,250 multi-currency revolving credit facility agreement
On April 20, 2023, and May 30, 2023, the outstanding amounts under our RCF facility were rolled over until October 2023 for US$692 and November 2023 for US$363. These outstanding amounts were further rolled over until January 2024 for US$692 and February 2024 for US$363. We subsequently repaid and canceled our RCF facility in March 2024.
Ukraine prepayment
In 2023, Kyivstar fully prepaid all of its remaining external debt which included a UAH 1,400 million (US$38) loan with Raiffeisen Bank and UAH 760 million loan with OTP Bank (US$21).
Pakistan Mobile Communications Limited ("PMCL") syndicated credit facility
PMCL fully utilized the remaining PKR 10 billion (US$41) under its existing PKR 40 billion (US$164) facility through drawdowns in January and April 2023.
Banglalink Digital Communications Ltd. ("BDCL") syndicated credit facility
BDCL utilized BDT 5 billion (US$45) out of new syndicated credit facility of BDT 8 billion (US$73) during November 2023. The tenor of the facility is five years.
KaR-Tel Limited Liability Partnership credit facility
KaR-Tel Limited Liability Partnership ("KaR-Tel") utilized KZT 9.8 billion (US$22) from the bilateral credit facility with ForteBank JSC during the period of September to December 2023. Through a deed of amendment signed in February 2024, the maturity of the facility was extended to November 2026 and facility amount enhanced to KZT 15 billion from KZT 10 billion.
Repayment of VEON Holdings 5.95% Senior Notes
On October 13, 2023 VEON Holdings repaid its outstanding 5.95% Senior Notes amounting to US$39 at their maturity date.
Early redemption of VEON Holdings 2023 and 2024 Notes
On September 13, 2023, VEON issued two redemption notices for the early repayment of VEON Holdings B.V.’s bonds maturing in December 2023 and June 2024. On September 27, 2023 VEON redeemed US$243 senior notes held by external noteholders and on October 04, 2023 redeemed US$406 senior notes held by VimpelCom.
FINANCING ACTIVITIES 2022
VEON US$ bond repayment
In February 2022, VEON Holdings B.V. repaid its 7.50% Notes of US$417 originally maturing in March 2022.
VTB Bank loan
In February 2022, VEON Holdings B.V. prepaid RUB 30 billion (US$396) of outstanding loans to VTB Bank originally maturing in July 2025.
In February 2022, VEON Finance Ireland DAC signed a RUB 30 billion (US$400) Term Facility Agreement with VTB Bank with a floating rate. This facility was guaranteed by VEON Holding B.V. and had a maturity of February 2029. The proceeds from this facility were used for general corporate purposes, including the financing of intercompany loans to VimpelCom. In March 2022, VEON Finance Ireland DAC prepaid its RUB 30 billion (US$259) term loan facility with VTB Bank in accordance with its terms, and the facility was canceled.
VEON US$1,250 multi-currency revolving credit facility agreement
In February 2022, the maturity of the multi-currency revolving credit facility originally entered into in March 2021 (the "RCF") was extended for 1 year until March 2025; two banks did not agree to extend as a result of which US$250 will mature at the original maturity in March 2024 and US$805 will mature in March 2025.
In February 2022, VEON Holdings B.V. drew US$430 under the RCF. Subject to the terms set out in the RCF, the outstanding balance can be rolled over until the respective final maturities.
In March 2022, Alfa Bank (US$125 commitment) and Raiffeisen Bank Russia (US$70 commitment) notified the agent under the RCF that as a result of new Russian regulatory requirements following a presidential decree, they could no longer participate in the RCF. As a result, their available commitments were canceled and the total RCF size reduced from US$1,250 to US$1,055. The drawn portion from Alfa Bank (US$43) was subsequently repaid in April 2022 and the drawn portion from Raiffeisen Bank Russia (US$24) was repaid in May 2022.
In April and May 2022, VEON Holdings B.V. received US$610 following a utilization under the RCF. The remaining US$82 was received in November. The RCF was fully drawn at year-end with US$1,055 outstanding. The outstanding amounts have been rolled-over until April, US$692, and May, US$363, 2023. Subject to the terms set out in the RCF, these amounts can be rolled until the respective final maturities.
PMCL syndicated credit facility
In March 2022, PMCL fully utilized the remaining PKR 40 billion (US$222) available under its existing credit line.
In April 2022, PMCL signed a PKR 40 billion (US$217) syndicated loan with a 10 year maturity. The drawn amount under the facility is PKR 30 billion (US$156).
VEON Finance Ireland DAC Rub debt novation to VimpelCom
In April 2022, VEON Finance Ireland novated two bank loans, with Sberbank (RUB 45 billion (US$556)) and Alfa Bank (RUB 45 billion (US$556)) totaling RUB 90 billion (US$1,112), to VimpelCom, resulting in the former borrower, VEON Finance Ireland DAC, and the former guarantor, VEON Holdings B.V., having been released from their obligations. VEON recorded the interest expense related to these loans prior to the novation in VEON Finance Ireland DAC which is included within continuing operations. Given that the novation of these loans predated and was independent of the sale of our Russian discontinued operations, VEON deemed it appropriate not to reclassify the interest on these loans prior to the novation date to discontinued operations.
Banglalink secures syndicated credit facility
In April 2022, Banglalink signed a BDT 12 billion (US$139) syndicated loan with a five year maturity till April 2027. During May 2022, Banglalink utilized BDT 9 billion (US$103) of the syndicated loan which was partially used to fully repay its existing loan of BDT 3 billion (US$38).
In July, August and September 2022, Banglalink fully utilized the remaining BDT 3 billion (US$32) under its BDT syndicated loan facility.
Kyivstar prepays debt
In March, April, May and June 2022, Kyivstar fully prepaid a UAH 1,350 million (US$46) loan with JSC CitiBank, a UAH1,275 (US$44) million loan with JSC Credit Agricole and a UAH 1,677 million (US$57) loan with Alfa Bank, and also prepaid a portion of a UAH 1,250 million loan with OTP Bank (UAH490 million (US$17)).
PMCL Bank Guarantee
In March 2022, PMCL issued a bank guarantee of US$30 in favor of Pakistan Telecommunication Authority related to late payment of Warid license fee.
FAIR VALUES
As of December 31, 2024, the carrying amounts of all financial assets and liabilities are equal to or approximate their respective fair values as shown in the table at the beginning of this Note 17, with the exception of:

•'Bank loans and bonds, including interest accrued', for which the fair value is equal to US$3,157 (2023: US$3,333); and
•'Lease liabilities', for which fair value has not been determined.

As of December 31, 2024 and December 31, 2023, all of the Group's financial instruments carried at fair value in the statement of financial position were measured based on Level 2 inputs.
Fair values are estimated based on quoted market prices for our bonds, derived from market prices or by discounting contractual cash flows at the rate applicable for the instruments with similar maturity and risk profile. Observable inputs (Level 2) used in valuation techniques include interbank interest rates, bond yields, swap curves, basis swap spreads, foreign exchange rates and credit default spreads.
On a quarterly basis, the Company reviews if there are any indicators for a possible transfer between fair value hierarchy levels. This depends on how the Company is able to obtain the underlying input parameters when assessing the fair valuations. During the years ended December 31, 2024 and 2023, there were no transfers between Level 1, Level 2 and Level 3 fair value measurements with the exception in 2022 of our RUB denominated bonds for which quoted market prices were not available due to the ongoing war in Ukraine.
Impact of hedge accounting on equity
The below table sets out the reconciliation of each component of equity and the analysis of other comprehensive income (all of which are attributable to the equity owners of the parent):

Foreign currency translation reserve
As of January 1, 2023	(8,808)
Transfer from OCI to income statement on disposal of subsidiary	3,384
Reclassification of net investment hedge	30
Other comprehensive (loss)	(596)
As of December 31, 2023	(5,990)
Transfer from OCI to income statement on disposal of subsidiary	(36)
Other comprehensive (loss)	(147)
As of December 31, 2024	(6,173)
ACCOUNTING POLICIES AND SOURCES OF ESTIMATION UNCERTAINTY

Put options over non-controlling interest
Put options over non-controlling interest of a subsidiary are accounted for as financial liabilities in the Company’s consolidated financial statements. The put-option redemption liability is measured at the discounted redemption amount. Interest over the put-option redemption liability will accrue in line with the effective interest rate method, until the options have been exercised or are expired.
Derivative contracts
VEON enters into derivative contracts, including swaps and forward contracts, to manage certain foreign currency and interest rate exposures when necessary and available. Any derivative instruments for which no hedge accounting is applied are recorded at fair value with any fair value changes recognized directly in profit or loss. Although some of the derivatives entered into by the Company have not been designated in hedge accounting relationships, they act as economic hedges and offset the underlying transactions when they occur. There have been no derivatives in hedge accounting relationships during 2024.
Hedges of a net investment
The Company applies net investment hedge accounting to mitigate foreign currency translation risk related to the Company’s investments in foreign operations. The portion of the gain or loss on the hedging instrument that is determined to be an effective hedge is recognized in other comprehensive income within the “Foreign currency translation” line item. Where the hedging instrument’s foreign currency retranslation is greater (in absolute terms) than that of the hedged item, the excess amount is recorded in profit or loss as ineffectiveness. The gain or loss on the hedging instrument relating to the effective portion of the hedge that has been recognized in other comprehensive income shall be reclassified from equity to profit or loss as a reclassification adjustment on the disposal or partial disposal of the foreign operation. Cash flows arising from derivative instruments for which hedge accounting is applied are reported in the statement of cash flows within the line item where the underlying cash flows of the hedged item are recorded.
Fair value of financial instruments

All financial assets and liabilities are measured at amortized cost, except those which are measured at fair value as presented within this Note 17.
Where the fair value of financial assets and liabilities recorded in the statement of financial position cannot be derived from active markets, their fair value is determined using valuation techniques, including discounted cash flows models. The inputs to these models are taken from observable markets, but when this is not possible, a degree of judgement is required in establishing fair values. The judgements include considerations regarding inputs such as liquidity risk, credit risk and volatility. Changes in assumptions about these factors could affect the reported fair value of financial instruments.
Measurement of lease liabilities
Lease liabilities are measured upon initial recognition at the present value of the future lease and related fixed services payments over the lease term, discounted with the country specific incremental borrowing rate as the rate implicit in the lease is generally not available. Subsequently lease liabilities are measured at amortized cost using the effective interest rate method.
A significant portion of the lease contracts included within Company’s lease portfolio includes lease contracts which are extendable through mutual agreement between VEON and the lessor, or lease contracts which are cancellable by the Company immediately or on short notice. The Company includes these cancellable future lease periods within the assessed lease term, which increases the future lease payments used in determining the lease liability upon initial recognition, except when it is not reasonably certain at the commencement of the lease that these will be exercised.
The Company continuously assesses whether a revision of lease terms is required due to a change in management judgement regarding, for example, the exercise of extension and/or termination options. When determining whether an extension option is not reasonably certain to be exercised, VEON considers all relevant facts and circumstances that creates an economic incentive to exercise the extension option, or not to exercise a termination option, such as strategic plans, future technology changes, and various economic costs and penalties.